INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

January 15, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”) File No. 333-122901 on behalf of EuroPac International Value Fund

The Trust is filing Post-Effective Amendment No. 77 to its Registration Statement under Rule 485(a)(2) to create a new series, EuroPac International Value Fund.

Please direct your comments to Joy Ausili at (626) 914-1360.  Thank you.

Sincerely,

/s/ JOY AUSILI

Joy Ausili
Investment Managers Series Trust
Secretary
626-914-1360